Basis of Preparation of Half Year Report (Details Narrative) - NZD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Basis Of Preparation Of Half Year Report
Profit/(loss) after income tax	$ 722	$ (18,454)	$ (28,729)